Income taxes: (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Carry forward losses available to offset future taxable income
Total	$ 304,262
Expiring in 2013
Carry forward losses available to offset future taxable income
Total	2,780
Expiring in 2014
Carry forward losses available to offset future taxable income
Total	3,043
Expiring in 2015
Carry forward losses available to offset future taxable income
Total	215
Expiring in 2016
Carry forward losses available to offset future taxable income
Total	303
Expiring in 2017
Carry forward losses available to offset future taxable income
Total	1,821
Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	296,100
Canada
Carry forward losses available to offset future taxable income
Total	288,862
Canada | Expiring in 2013
Carry forward losses available to offset future taxable income
Total	2,717
Canada | Expiring in 2014
Carry forward losses available to offset future taxable income
Total	2,521
Canada | Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	283,624
Italy
Carry forward losses available to offset future taxable income
Total	4,247
Italy | Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	4,247
United States
Carry forward losses available to offset future taxable income
Total	3,433
United States | Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	3,433
Sweden
Carry forward losses available to offset future taxable income
Total	4,752
Sweden | Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	4,752
Other
Carry forward losses available to offset future taxable income
Total	2,968
Other | Expiring in 2013
Carry forward losses available to offset future taxable income
Total	63
Other | Expiring in 2014
Carry forward losses available to offset future taxable income
Total	522
Other | Expiring in 2015
Carry forward losses available to offset future taxable income
Total	215
Other | Expiring in 2016
Carry forward losses available to offset future taxable income
Total	303
Other | Expiring in 2017
Carry forward losses available to offset future taxable income
Total	1,821
Other | Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	$ 44